Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share
Schedule of basic earnings per share

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Earnings attributable to equity holders as presented in the income statement	35	5	30	—
Less: Dividend on preferred shares (note 14)	—	(6)	—	(12)
Earnings/(loss) attributable to equity holders used in calculating earnings per share	35	(1)	30	(12)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.7	597.7	597.7
Earnings/(loss) per share	$0.06	$—	$0.05	$(0.02)